Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to June 30, 2025, through the issuance date, October 27, 2025, of the consolidated financial statements, the Company did not identify any other subsequent events occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.